Note 12 - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 12.  Business Segment Information

Avalon’s reportable segments include waste management services and golf and related operations. In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.”  On this basis, Avalon’s reportable segments include waste management services and golf and related operations.  Avalon accounts for intersegment net operating revenues as if the transactions were to third parties.  The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers and manages a captive landfill for an industrial customer.  The golf and related operations segment includes the operations of golf courses and related facilities and a travel agency.  Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, merchandise, tennis, spa services and food and beverage sales.  Avalon does not have significant operations located outside the United States and, accordingly, geographical segment information is not presented. In 2012, one customer accounted for 14% of the waste management services segment’s net operating revenues to external customers and 10% of the consolidated net operating revenues. In 2011, one customer accounted for 22% of the waste management services segment’s net operating revenues to external customers and 18% of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (see Note 2).  Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated income (loss) before taxes is as follows (in thousands):

	2012	2011
Net operating revenues from:
Waste management services:
External customers revenues	$37,284	$43,463
Intersegment revenues	—	—
Total waste management services	37,284	43,463

Golf and related operations:
External customer revenues	11,607	10,523
Intersegment revenues	94	53
Total golf and related operations	11,701	10,576

Segment operating revenues	48,985	54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	$48,891	$53,986

Income (loss) before taxes:
Waste management services	$2,967	$3,568
Golf and related operations	(451)	(293)
Segment income before taxes	2,516	3,275
Corporate interest income	2	5
Corporate other income, net	34	160
General corporate expenses	(2,807)	(2,575)
(Loss) income before taxes	$(255)	$865

Depreciation and amortization:
Waste management services	$42	$34
Golf and related operations	1,457	1,509
Corporate	136	120
Total	$1,635	$1,663

Interest income:
Waste management services	$—	$—
Corporate	2	5
Total	$2	$5

Capital expenditures:
Waste management services	$31	$104
Golf and related operations	1,381	1,261
Corporate	53	49
Total	$1,465	$1,414

Identifiable assets at December 31:

	2012	2011
Waste management services	$10,341	$16,869
Golf and related operations	30,140	30,140
Corporate	44,538	41,840
Sub Total	85,019	88,849
Elimination of intersegment receivables	(34,864)	(35,482)
Total	$50,155	$53,367

The decrease of $6.5 million in identifiable assets of the waste management services segment is primarily the result of a decrease in accounts receivable due to lower net operating revenues in the fourth quarter of 2012 compared with the fourth quarter of 2011and a decrease in intersegment transactions which are eliminated in consolidation.  The increase of $2.7 million in identifiable assets of corporate is primarily due to an increase in intersegment transactions which are eliminated in consolidation.